Share-based Payments and Non-Convertible Equity Certificates (Tables)	12 Months Ended
Mar. 31, 2022
Share-Based Payments [Abstract]
Disclosure of Movement in the Share-Based Payment Liability	The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)
SBP	2021
Opening balance as of April 1	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance as of March 31, 2021	—

Disclosure of Movement in the NC-PECs Liability
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31
NC-PECs	2021	2020
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920	1,750
Mark-to-market fair value charge	(138)	—
Accrued interests on NC-PECs	79	(5)
Transfer to equity	(1,861)	—
Reclassifications	—	175
Total value of NC-PECs direct investment	—	1,920
Value at the beginning of the year	2,971	2,744
Accrued interest	120	227
Derecognition of residual amount to profit and loss	(101)	—
Transfer to equity	(2,990)	—
Reclassifications	—	—
Interest bearing obligations towards senior management of Global Blue Group	—	2,971
Total value of NC-PECs including accrued interest	—	4,891

(Thousand of units)	For the financial year ended March 31
NC-PECs	2021	2020
NC-PECs issued at the beginning of the year	927	927
Issuance of NC-PECs	—	—
Transfer of NC-PECs to equity	(927)	—
Number of NC-PECs issued	—	927

Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options	Four tranches of options vesting on four respective vesting dates have been granted. Within each respective tranche, there are a further four tranches of options with four different exercise prices, as below:

Share options granted (thousands)	Mar 5, 2022	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Total
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970
The following table shows the SOPs granted and outstanding at the beginning and end of the reporting period:

	For the financial year ended March 31
	2022		2021
	Average exercise price per share option (USD)	Number of options (thousands)	Average exercise price per share option (USD)	Number of options (thousands)
As of April 1	10.98	8,457	—	—
Granted during the year	—	—	10.98	8,457
Forfeited during the year	10.98	(477)	—	—
As of March 31	10.98	7,980	10.98	8,457
Vested and exercisable of March 31	11.00	2,925	—	—

Disclosure of Range of Exercise Prices of Outstanding Share Options	Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Share options outstanding (thousands)			For the financial year ended March 31
Grant date	Expiry date	Exercise price (USD)	2022	2021
June 25, 2019	June 23, 2027	10.59	461	487
November 12, 2020	August 15, 2026	8.50	2,443	2,589
November 12, 2020	August 15, 2026	10.50	2,068	2,192
November 12, 2020	August 15, 2026	12.50	1,692	1,793
November 12, 2020	August 15, 2026	14.50	1,316	1,396
Total			7,980	8,457
Weighted average remaining contractual life of options outstanding at the end of the period			4.4 years	5.4 years

Disclosure of Indirect Measurement of Fair Value of Share Options Granted During Period
The fair value was calculated using a binomial option pricing model. The model inputs were:

	2019 SOP	2020 SOP
Fair value at grant date (USD)	1.03	0.57	0.20	0.06	0.01
Share price at grant date (USD)	10.59	10.34	10.34	10.34	10.34
Exercise price (USD)	10.59	8.50	10.50	12.50	14.50
Expected volatility	25%	50%	50%	50%	50%
Risk free interest rate	1.91%	0.50%	0.50%	0.50%	0.50%

Disclosure of Number and Weighted Average Exercise Prices of Outstanding Restricted Shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	For the financial year ended March 31
	2022	2021
As of April 1	475	—
Granted during the year	1,426	475
Vested during the year	(93)	—
Forfeited during the year	(134)	—
As of March 31	1,674	475
Weighted average fair value (USD)	6.62	8.65

Disclosure of Indirect Measurement of Fair Value of Restricted Shares Granted During Period	The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair value.

Grant date	Nov 12, 2020	Nov 12, 2020	Nov 12, 2020	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021	Oct 12, 2021
Vesting date	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Sep 5, 2022	Sep 5, 2023	Sep 5, 2024	Sep 5, 2025	Sep 5, 2022	Sep 5, 2023
Share price at grant date (USD)	10.34	10.34	10.34	6.60	6.60	6.60	6.60	6.60	6.60
Risk free interest rate	0.16%	0.22%	0.30%	0.10%	0.21%	0.40%	0.62%	0.10%	0.21%
Fair value per share (USD)	8.65	8.65	8.65	5.48	5.48	5.48	5.48	6.60	6.60